Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of financial liabilities activity by maturity

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	433,662	—	—	—	433,662
Between 1 and 5 years	987,803	148,166	—	—	1,135,969
More than 1 year	1,421,465	148,166	—	—	1,569,631
Less than 1 year	138,537	—	—	60,342	198,879
At January 1, 2019	1,560,002	148,166	—	60,342	1,768,510

New loans	986,755	50,500	498	896,145	1,933,898
Adoption IFRS 16	—	—	105,238	—	105,238
Scheduled repayments	(92,651)	—	(30,214)	(708,135)	(831,000)
Early repayments	(1,225,747)	—	—	—	(1,225,747)
Other changes	(4,908)	(95)	—	—	(5,003)
Translation differences	—	—	102	(1,139)	(1,037)
Balance at December 31, 2019	1,223,451	198,571	75,624	247,213	1,744,859

More than 5 years	628,711	—	1,652	—	630,363
Between 1 and 5 years	545,233	198,571	41,509	107,978	893,291
More than 1 year	1,173,944	198,571	43,161	107,978	1,523,654
Less than 1 year	49,507	—	32,463	139,235	221,205
Balance at December 31, 2019	1,223,451	198,571	75,624	247,213	1,744,859

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	628,711	—	1,652	—	630,363
Between 1 and 5 years	545,233	198,571	41,509	107,978	893,291
More than 1 year	1,173,944	198,571	43,161	107,978	1,523,654
Less than 1 year	49,507	—	32,463	139,235	221,205
At January 1, 2020	1,223,451	198,571	75,624	247,213	1,744,859

New loans	630,000	—	25,703	263,827	919,530
Scheduled repayments	(88,989)	—	(34,492)	(371,021)	(494,502)

Early repayments	(905,000)	(1,000)	—	—	(906,000)
Other changes	(2,602)	708	—	—	(1,894)
Translation differences	—	—	86	11,334	11,420
Balance at December 31, 2020	856,860	198,279	66,921	151,353	1,273,413

More than 5 years	631,044	—	—	—	631,044
Between 1 and 5 years	205,274	198,279	21,172	100,056	524,781
More than 1 year	836,318	198,279	21,172	100,056	1,155,825
Less than 1 year	20,542	—	45,749	51,297	117,588
Balance at December 31, 2020	856,860	198,279	66,921	151,353	1,273,413
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2019
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,422,022	1,697,327	110,720	905,302	681,305
Other borrowings (Note 16)	247,213	268,661	145,640	123,021	—
Lease liabilities (Note 16)	75,624	79,873	35,525	42,667	1,681
Current trade and other payables * (Note 18)	76,589	76,589	76,589	—	—
	1,821,448	2,122,450	368,474	1,070,990	682,986

Derivative financial liabilities
Interest rate swaps (Note 18)	3,593	3,300	758	2,432	110
Forward exchange contracts (Note 18)	—	—	—	—	—
	3,593	3,300	758	2,432	110

	Contractual cash flows December 31, 2020
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 16)	1,055,139	1,191,925	55,079	474,687	662,159
Other borrowings (Note 16)	151,353	180,865	61,320	119,545	—
Lease liabilities (Note 16)	66,921	70,245	47,976	22,150	119
Current trade and other payables * (Note 18)	71,958	71,958	71,958	—	—
	1,345,371	1,514,993	236,333	616,382	662,278

Derivative financial liabilities
Interest rate swaps (Note 18)	6,385	8,601	2,194	6,406	—
Forward exchange contracts (Note 18)	—	—	—	—	—
	6,385	8,601	2,194	6,406	—
* Deferred income and VAT payables (included in other payables) (see Note 18), which are not financial liabilities, are not included.

Schedule of interest-bearing loans and borrowings
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				December 31, 2020			December 31, 2019
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels loan 192M	USD	libor + 2.25%	2021	—	—	—	43,447	43,447	42,859
Secured vessels Revolving loan 148M*	USD	libor + 2.25%	2021	—	—	—	133,962	—	—
Secured vessels Revolving loan 750M*	USD	libor + 1.95%	2022	45,958	—	(871)	322,340	130,000	128,205
Secured vessels Revolving loan 409.5M*	USD	libor + 2.25%	2023	175,605	65,000	63,997	212,459	90,000	88,328
Secured vessels loan 27.1M	USD	libor + 1.95%	2029	25,554	25,554	25,554	26,007	26,007	25,389
Secured vessels loan 81.4M	USD	libor + 1.50%	2029	57,667	57,667	55,918	64,452	64,452	62,970
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	59,007	59,007	59,007	63,635	63,635	63,635
Secured vessels loan 104.2M	USD	libor + 2.0%	2030	84,606	84,606	83,562	93,283	93,283	92,035
Secured vessels Revolving loan 200.0M*	USD	libor + 2.0%	2025	148,688	55,000	53,876	174,344	100,000	98,445
Secured vessels Revolving loan 100.0M*	USD	libor + 2.10%	2021	100,000	—	(479)	100,000	70,000	69,043
Secured vessels Revolving loan 700.0M*	USD	libor + 1.95%	2026	651,160	345,000	338,765	700,000	560,000	552,542
Secured vessels Revolving loan 713.0M*	USD	libor + 2.35%	2026	469,000	185,000	177,529	—	—	—
Unsecured bank facility 60M	USD	libor + 2.25%	2020	—	—	—	60,000	—	—
Total interest-bearing bank loans				1,817,246	876,834	856,860	1,993,928	1,240,824	1,223,451
The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan. For further information, we refer to Note 19.
* The total amount available under the revolving loan Facilities depends on the total value of the fleet of tankers securing the facility.

(in thousands of USD)				December 31, 2020			December 31, 2019
	Curr	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	200,000	199,000	198,279	200,000	200,000	198,571
Total other notes				200,000	199,000	198,279	200,000	200,000	198,571

Schedule of future lease payments for leaseback agreement
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2020	December 31, 2019

Less than one year	22,667	22,853
Between one and five years	56,545	79,211
Total future lease payables	79,211	102,064

The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	December 31, 2020	December 31, 2019
Less than 1 year	49,218	32,903
Between 1 and 5 years	14,714	31,870
Total future lease payments	63,932	64,773

Schedule of reconciliation of liabilities and equity to cash flows arising from financing activities
Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Restated balance at January 1, 2019	1,560,002	148,166	60,342	105,736	1,941,697	(2,287)	(14,651)	335,764	4,134,769

Changes from financing cash flows
Proceeds from loans and borrowings (Note 16)	986,755	50,500	—	—	—	—	—	—	1,037,255
Proceeds from issue of other borrowings (Note 16)	—	—	62,446	—	—	—	—	—	62,446
Purchase treasury shares (Note 14)	—	—	—	—	—	—	(30,965)	—	(30,965)
Proceeds from sale and leaseback agreement (Note 16)	—	—	124,425	—	—	—	—	—	124,425
Transaction costs related to loans and borrowings (Note 16)	(9,046)	(675)	—	—	—	—	—	—	(9,721)
Repayment of borrowings (Note 16)	(1,318,398)	—	—	—	—	—	—	—	(1,318,398)
Repayment of lease liabilities (Note 16)	—	—	—	(30,214)	—	—	—	—	(30,214)
Dividend paid	—	—	—	—	—	—	—	(26,015)	(26,015)
Total changes from financing cash flows	(340,689)	49,825	186,871	(30,214)	—	—	(30,965)	(26,015)	(191,187)

Other changes
Liability-related
Amortization of transaction costs (Note 16)	4,138	674	—	—	—	—	—	—	4,812
Amortization of above par issuance (Note 16)	—	(94)	—	—	—	—	—	—	(94)
Translation differences (Note 16)	—	—	—	102	—	—	—	—	102
Total liability-related other changes	4,138	580	—	102	—	—	—	—	4,820

Total equity-related other changes (Note 14)	—	—	—	—	—	(1,997)	—	110,309	108,312

Balance at December 31, 2019	1,223,451	198,571	247,213	75,624	1,941,697	(4,284)	(45,616)	420,058	4,056,714

	Liabilities				Equity
	Loans and borrowings	Other Notes	Other borrowings	Lease liabilities	Share capital / premium	Reserves	Treasury shares	Retained earnings	Total
Restated balance at January 1, 2019	1,223,451	198,571	247,213	75,624	1,941,697	(4,284)	(45,616)	420,058	4,056,714

Changes from financing cash flows
Proceeds from loans and borrowings (Note 16)	630,000	—	—	—	—	—	—	—	630,000
Proceeds from issue of other borrowings (Note 16)	—	—	263,827	—	—	—	—	—	263,827
Proceeds from sale of treasury shares (Note 14)	—	—	—	—	—	—	(118,488)	—	(118,488)
Purchase treasury shares (Note 14)	—	—	—	—	—	—	—	—	—
Repayment of sale and leaseback liability (Note 16)	—	—	(22,853)	—	—	—	—	—	(22,853)
Transaction costs related to loans and borrowings (Note 16)	(8,083)	—	—	—	—	—	—	—	(8,083)
Repayment of borrowings (Note 16)	(993,989)	(1,000)	—	—	—	—	—	—	(994,989)
Repayment of commercial paper (Note 16)	—	—	(359,295)	—	—	—	—	—	(359,295)
Repayment of lease liabilities (Note 16)	—	—	—	(37,779)	—	—	—	—	(37,779)
Dividend paid	—	—	—	—	—	—	—	(352,041)	(352,041)
Total changes from financing cash flows	(372,072)	(1,000)	(118,321)	(37,779)	—	—	(118,488)	(352,041)	(999,701)

Other changes
Liability-related
Amortization of transaction costs (Note 16)	5,481	787	—	—	—	—	—	—	6,268
Amortization of above par issuance (Note 16)	—	(175)	—	—	—	—	—	—	(175)
Amortization of below par issuance (Note 16)	—	96	—	—	—	—	—	—	96
New leases (Note 16)	—	—	—	25,703	—	—	—	—	25,703
Interest expense (Note 6)	—	—	11,127	3,287	—	—	—	—	14,414
Translation differences (Note 16)	—	—	11,334	86	—	—	—	—	11,420
Total liability-related other changes	5,481	708	22,461	29,076	—	—	—	—	57,726

Total equity-related other changes (Note 14)	—	—	—	—	—	(2,237)	—	472,697	470,460

Balance at December 31, 2020	856,860	198,279	151,352.62	66,921.07	1,941,697	(6,521)	(164,104)	540,714	3,585,199